Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

		June 30, 2026	December 31, 2025	December 31, 2024
Period-end	$: HK$	7.8000	7.8000	7.8000
Period average	$: HK$	7.8000	7.8000	7.8000
Period-end	$: THB	33.2462	31.4215	34.3353
Period average	$: THB	32.2632	31.7436	35.2262
Period-end	$: RMB	6.7901	7.2001	7.2994
Period average	$: RMB	6.8492	7.2327	7.1946

Schedule of Estimated Useful Lives of the Plan and Equipment	The estimated useful lives of the plan and equipment are as follows:
Furniture and fixtures	3 – 5 years
Leasehold improvements	the lesser of useful life or term of lease
Medical instruments	3 – 10 years
Motor vehicle	3 – 5 years
Office equipment	3 – 5 years